Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current
Trade receivables, net of loss allowance	¥ 14,635	¥ 17,612
Amounts due from related parties	16,708	10,760	¥ 10,647
Deposits	193,810	81,153	41,834
Prepayments for lease	72,000
Value-added tax ("VAT") recoverable	44,135	26,271	22,160
Trade and other receivables	341,288	135,796	74,641
Current
Trade receivables, net of loss allowance	674,923	426,937	305,963
Amounts due from related parties	45,424	27,836	5,602
Miscellaneous expenses paid on behalf of franchisees	642,073	336,497	265,335
VAT recoverable	208,221	251,162	270,298
Rental deposits	71,001	98,141	86,600
Receivables due from online payment platforms and banks	77,990	103,406	34,726
Prepayments for inventories	73,538	51,084	49,631
Prepayments for licensing expenses	65,040	43,996	40,934
Prepayments for promotion and advertising expenses	30,349	11,577	17,374
Prepayments for repurchase of shares	70,518	87,324	3,693
Others	247,936	80,397	70,000
Trade and other receivables	¥ 2,207,013	1,518,357	1,150,156
Minimum
Current
Period of other trade receivables is due	30 days
Instalments within the periods ranging	18 months
Maximum
Current
Period of other trade receivables is due	180 days
Instalments within the periods ranging	38 months
Gross carrying amount
Non-current
Trade receivables, net of loss allowance	¥ 14,653	18,045
Current
Trade receivables, net of loss allowance	742,622	504,938	394,727
Loss allowance
Non-current
Trade receivables, net of loss allowance	(18)	(433)
Current
Trade receivables, net of loss allowance	¥ (67,699)	¥ (78,001)	¥ (88,764)